Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended	36 Months Ended	41 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	99 Months Ended	108 Months Ended		110 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000058929
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	14.01%				6.29%								6.35%
C000058930
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent	13.72%				6.01%								6.08%
C000240316
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	16.94%		10.83%
C000240317
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent	16.51%		10.54%
C000028367
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	8.78%				7.17%								8.98%
C000028366
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent	8.56%				6.91%								8.70%
C000134188
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
Average Annual Return, Percent	8.77%				7.60%							9.29%
C000028365
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	15.18%				10.74%								12.44%
C000028364
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent	14.86%				10.44%								12.14%
C000134187
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
Average Annual Return, Percent	15.17%				10.73%								12.45%
C000028363
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	10.46%				3.54%								4.77%
C000028362
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent	10.17%				3.27%								4.49%
C000134186
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
Average Annual Return, Percent	10.46%				3.56%						4.04%
C000096533
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	4.67%				1.97%								1.80%
C000096534
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent	4.53%				1.77%								1.56%
C000028371
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	2.46%				4.98%								7.34%
C000028370
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent	2.26%				4.70%								7.04%
C000134190
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
Average Annual Return, Percent	2.50%				5.05%	5.32%
C000069022
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	33.66%				1.69%								7.91%
C000069023
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent	33.30%				1.44%								7.58%
C000156252
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	33.72%				6.00%								9.51%
C000156253
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent	33.25%				5.70%								9.20%
C000156254
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
Average Annual Return, Percent	33.63%	18.13%
C000028361
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	41.33%				10.80%								9.55%
C000028360
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent	41.02%				10.52%								9.27%
C000134185
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
Average Annual Return, Percent	41.37%				10.81%								9.56%
C000150427
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	10.82%				5.43%								5.25%
C000150428
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent	10.90%				5.27%								5.04%
C000193735
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	4.07%				6.84%			6.60%
C000193736
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent	3.70%				6.55%			6.32%
C000082231
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	23.86%				11.64%								9.92%
C000082232
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent	23.53%				11.35%								9.63%
C000028375
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	34.12%				8.35%								7.18%
C000028374
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent	33.78%				8.08%								6.90%
C000134191
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
Average Annual Return, Percent	34.10%				8.38%								7.20%
C000028377
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	24.69%				4.47%								5.81%
C000028376
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent	24.34%				4.21%								5.51%
C000207194
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	11.69%				4.08%		10.16%
C000207192
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent	11.34%				3.81%		9.87%
C000207193
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
Average Annual Return, Percent	11.80%	10.26%
C000028359
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	35.93%				3.77%								5.34%
C000028358
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent	35.58%				3.52%								5.07%
C000028378
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent	25.31%				4.74%								6.16%
C000028379
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	25.54%				5.01%								6.44%
C000134193
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
Average Annual Return, Percent	25.50%				5.01%								6.43%
C000176375
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	16.80%				7.54%				6.11%
C000176376
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Open Shares
Average Annual Return, Percent	16.44%				7.25%					5.82%
C000176377
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Shares
Average Annual Return, Percent	16.72%			5.86%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.09%				12.15%								12.17%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.09%				12.15%								12.17%
Lazard Index: US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US Universal Index
Average Annual Return, Percent	7.58%		5.24%
Lazard Index: US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US Universal Index
Average Annual Return, Percent	7.58%		5.24%
Lazard Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%				14.42%								14.82%
Lazard Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%				14.42%								14.82%
Lazard Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%				14.42%							15.28%
Lazard Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%				14.42%								14.82%
Lazard Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%				14.42%								14.82%
Lazard Index: US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US Universal Index
Average Annual Return, Percent	7.58%				0.06%								2.44%
Lazard Index: US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US Universal Index
Average Annual Return, Percent	7.58%				0.06%								2.44%
Lazard Index: US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US Universal Index
Average Annual Return, Percent	7.58%				0.06%						2.01%
Lazard Index: US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US Universal Index
Average Annual Return, Percent	7.58%				0.06%								2.44%
Lazard Index: US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US Universal Index
Average Annual Return, Percent	7.58%				0.06%								2.44%
Lazard Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%				13.15%								14.29%
Lazard Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%				13.15%								14.29%
Lazard Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%				13.15%	14.31%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	33.57%				4.20%								8.42%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	33.57%				4.20%								8.42%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	33.57%				4.20%								8.42%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	33.57%	16.17%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	33.57%				4.20%								8.42%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	33.57%				4.20%								8.42%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	33.57%				4.20%								8.42%
Lazard Index: US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US Universal Index
Average Annual Return, Percent	7.58%				0.06%								2.44%
Lazard Index: US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US Universal Index
Average Annual Return, Percent	7.58%				0.06%								2.44%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.09%				12.15%			11.90%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.09%				12.15%			11.90%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.09%				12.15%								12.17%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.09%				12.15%								12.17%
Lazard Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%				8.92%								8.18%
Lazard Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%				8.92%								8.18%
Lazard Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%				8.92%								8.18%
Lazard Index: MSCI ACWI ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	32.39%				7.91%								8.41%
Lazard Index: MSCI ACWI ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	32.39%				7.91%								8.41%
Lazard Index: MSCI ACWI ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	32.39%				7.91%		10.15%
Lazard Index: MSCI ACWI ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	32.39%				7.91%		10.15%
Lazard Index: MSCI ACWI ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	32.39%	16.14%
Lazard Index: MSCI World Investable Market Index (IMI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Investable Market Index (IMI)
Average Annual Return, Percent	20.98%				11.58%								11.86%
Lazard Index: MSCI World Investable Market Index (IMI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Investable Market Index (IMI)
Average Annual Return, Percent	20.98%				11.58%								11.86%
Lazard Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%				8.92%								8.18%
Lazard Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%				8.92%								8.18%
Lazard Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%				8.92%								8.18%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.09%				12.15%				12.70%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.09%				12.15%					12.54%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.09%			17.83%
Lazard Index: Global Asset Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Asset Allocation Blended Index
Average Annual Return, Percent	15.57%				6.97%								8.22%
Lazard Index: Global Asset Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Asset Allocation Blended Index
Average Annual Return, Percent	15.57%				6.97%								8.22%
Lazard Index: ICE BofA US Convertible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Convertible Index
Average Annual Return, Percent	17.98%		13.96%
Lazard Index: ICE BofA US Convertible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Convertible Index
Average Annual Return, Percent	17.98%		13.96%
Lazard Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%				14.42%								14.82%
Lazard Index: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Average Annual Return, Percent	8.50%				4.50%								6.45%
Lazard Index: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Average Annual Return, Percent	8.50%				4.50%								6.45%
Lazard Index: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Average Annual Return, Percent	8.50%				4.50%						5.45%
Lazard Index: ICE BofA 1-3 Year US Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML 1-3 Year US Treasury Index
Average Annual Return, Percent	5.09%				1.79%								1.85%
Lazard Index: ICE BofA 1-3 Year US Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML 1-3 Year US Treasury Index
Average Annual Return, Percent	5.09%				1.79%								1.85%
Lazard Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	12.81%				6.09%								9.62%
Lazard Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	12.81%				6.09%								9.62%
Lazard Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	12.81%				6.09%	8.36%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	33.57%				4.20%								8.42%
Lazard Index: HFRX Global Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index
Average Annual Return, Percent	7.14%				2.87%								3.08%
Lazard Index: HFRX Global Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index
Average Annual Return, Percent	7.14%				2.87%								3.08%
Lazard Index: MSCI World Core Infrastructure (USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Core Infrastructure (USD) Index
Average Annual Return, Percent	13.41%				8.35%								9.13%
Lazard Index: MSCI World Core Infrastructure (USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Core Infrastructure (USD) Index
Average Annual Return, Percent	13.41%				8.35%								9.13%
Lazard Index: MSCI ACWI ex-USA Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Growth Index
Average Annual Return, Percent	25.65%				4.01%		9.56%
Lazard Index: MSCI ACWI ex-USA Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Growth Index
Average Annual Return, Percent	25.65%				4.01%		9.56%
Lazard Index: MSCI ACWI ex-USA Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Growth Index
Average Annual Return, Percent	25.65%	13.41%
MSCI EAFE/World Small Cap Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE/World Small Cap Linked Index
Average Annual Return, Percent	32.53%				5.73%								7.55%
Lazard Index: MSCI EAFE IMI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Investable Market Index (IMI)
Average Annual Return, Percent	31.33%				8.44%								8.08%
MSCI EAFE/World Small Cap Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE/World Small Cap Linked Index
Average Annual Return, Percent	32.53%				5.73%								7.55%
Lazard Index: MSCI EAFE IMI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Investable Market Index (IMI)
Average Annual Return, Percent	31.33%				8.44%								8.08%
Lazard Index: Real Assets Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Assets Blend Index
Average Annual Return, Percent	14.31%				7.23%				6.09%
Lazard Index: Real Assets Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Assets Blend Index
Average Annual Return, Percent	14.31%				7.23%					6.07%
Lazard Index: Real Assets Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Assets Blend Index
Average Annual Return, Percent	14.31%			4.88%